Document and Entity Information	0 Months Ended
Feb. 27, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	EATON VANCE SERIES TRUST II
Central Index Key	0000074663
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Mar. 01, 2015
Prospectus Date	Mar. 01, 2015
Eaton Vance Income Fund of Boston | Class A
Risk/Return:
Trading Symbol	EVIBX
Eaton Vance Income Fund of Boston | Class B
Risk/Return:
Trading Symbol	EBIBX
Eaton Vance Income Fund of Boston | Class C
Risk/Return:
Trading Symbol	ECIBX
Eaton Vance Income Fund of Boston | Class I
Risk/Return:
Trading Symbol	EIBIX
Eaton Vance Income Fund of Boston | Class R
Risk/Return:
Trading Symbol	ERIBX
Eaton Vance Income Fund of Boston | Class R6
Risk/Return:
Trading Symbol	EIBRX